Consolidated Statements of Income and Comprehensive Income - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 134,720	$ 448,785	$ 879,318
Costs of Revenue
Total costs of revenue	40,648	515,457	1,055,530
Gross Profit (Loss)	94,072	(66,672)	(176,212)
Selling expenses
Advertising and promotion fees		3,123	22,735
Travel and lodging expenses	7,337	318	4,563
Total selling expenses	7,337	3,441	27,298
General and administrative expenses
Payroll and employee benefit	42,118	110,938	80,225
Professional fees	25,000	184,434	109,212
Consultant fees		9,499	7,724
Tax expenses	1,721	3,588	4,110
Research and development expenses		118,444	25,052
Depreciation expenses	112	24,760	420
Office expenses	3,185	35,690	16,971
Rental expenses	348	68,818	6,542
Travel and lodging expenses	3,769	3,068	13,613
Meal and entertainment	1,750	13,350	9,801
Total general and administrative expenses	78,003	572,589	273,670
Total Operating Expenses	85,340	576,030	300,968
Income (Loss) from Operation	8,732	(642,702)	(477,180)
Other Income (Expenses)
Interest income	7	28	13
Interest expenses	(20,284)	(71,772)	(12,350)
Other income (expenses)	11	(4,855)	(1,138)
Total Other Income (Expenses)	(20,266)	(76,599)	(13,475)
Lose before Provision for Income Tax	(11,534)	(719,301)	(490,655)
Provision for Income Tax	1,942	792	351
Net Loss	(13,476)	(720,093)	(491,006)
Other comprehensive income (loss)
Effects of foreign currency conversion	664	44,572	(4,395)
Total comprehensive income (loss)	$ (12,812)	$ (675,521)	$ (495,401)
Basic and Fully Diluted Loss per Share (in Dollars per share)	$ 0	$ (0.01)	$ 0
Weighted average shares outstanding (in Shares)	100,000,000	104,417,534	100,000,000
Sales of cordyceps
Revenue
Total revenue	$ 43,458	$ 448,785	$ 879,318
Costs of Revenue
Total costs of revenue	40,648	515,457	1,055,530
Training of cordyceps cultivation
Revenue
Total revenue	91,262
Costs of Revenue
Total costs of revenue